U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing
Form.
	Please print or type.


1.	Name and address of issuer: Prudential
Real Estate Securities Fund, 100 Mulberry
Street, Gateway Center Three, Newark, NJ
07102-4077.

2.  	Name of each series or class of securities
for which 	this Form is filed (If the
Form is being filed for all 	series and
classes of securities of the issuer, check
	the box but do not list series or
classes): [X]

3.	Investment Company Act File Number: 811-
08565
Securities Act File Number: 333-42705

4.(a).Last day of fiscal year for which this notice is filed: March 31, 2001.

  (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

  (c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

(i)Aggregate sale price of securities
sold during the fiscal year in
reliance on rule 24(f):
	$7,557,443

(ii)  Aggregate price of securities redeemed
or repurchased during the fiscal year
(if applicable):
	$22,021,818

iii)  Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October 11,1995
that were not previously used to reduce
registration fees payable to
the Commission.
	$34,351,956


(iv)  Total available redemption credits
		[add items 5(ii) and 5(iii)].
	$56,373,774

(v)  Net sales - If item 5(i)is greater
than Item 5 (iv) [subtract item 5(iv)
from item 5(i).
		$-0-

(vi)  Redemption credits available for use
in future years -if item 5(i)is
less than item 5(iv)
[subtract item 5(i)from item (5(iv)]
 $48,816,331

  (vii) Multiplier for determining registration fee. (See instruction C.9):
	X .000250

(viii)  Registration fee due [multiply item
5(v) by item 5 (vii)] enter 0 if
no fee is due.
	=$ -0-

6.  Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: - . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: - .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (See Instruction D):
	+$ -0-

8. Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
		=$-0-

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: N/A

Method of Delivery: N/A

			[ ]	Wire Transfer
			[ ]	Mail or other means




	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By: (Signature and Title)		/s/Jonathan
D. Shain

	Jonathan D. Shain

	Secretary


	Date: June 22, 2001












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